Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	13.34%	8.36%	13.21%	(15.10%)	10.04%	12.24%	17.24%	(4.36%)	11.50%	6.75%
AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	10.70%	8.28%	12.85%	(14.87%)	10.02%	5.98%	16.92%	(4.44%)	11.40%	6.61%
AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	11.80%	12.10%	16.81%	(15.10%)	16.40%	4.73%	20.52%	(6.45%)	15.96%	6.80%
AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	11.26%	9.93%	14.59%	(15.38%)	12.46%	6.44%	18.64%	(5.26%)	13.21%	5.43%
AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	15.03%	9.04%	13.22%	(11.41%)	13.81%	10.64%	16.57%	(5.91%)	12.69%	9.32%
AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	10.79%	9.44%	13.85%	(16.09%)	8.05%	7.81%	16.20%	(5.77%)	11.54%	3.34%
AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	12.05%	8.95%	13.69%	(11.76%)	13.74%	3.77%	15.81%	(6.22%)	12.55%	9.05%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	7.91%	11.06%	12.63%	(13.81%)	11.07%	7.16%	16.25%	(2.14%)	10.93%	0.82%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Annual Return [Percent]	8.39%	13.23%	17.36%	(13.71%)	17.04%	8.02%	21.39%	(1.67%)	14.21%	7.62%